Expense Example, No Redemption - Independent Franchise Partners US Equity Fund - Independent Franchise Partners US Equity Fund Shares	Jan. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 68
Expense Example, No Redemption, 3 Years	214
Expense Example, No Redemption, 5 Years	373
Expense Example, No Redemption, 10 Years	$ 835